CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Capital Risk Management [Abstract]
Total long-term debt (Note 18)	$ 3,250.1	$ 3,046.2
Less: cash and cash equivalents	(217.6)	(346.1)	$ (926.1)
Net debt	3,032.5	2,700.1
Equity	4,588.9	4,086.6	$ 3,212.8
Total net debt plus equity	$ 7,621.4	$ 6,786.7
Net debt to capital (in percent)	39.80%	39.80%